Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, presented below is the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation — Compensation Discussion and Analysis.”
Pay Versus Performance Table
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)(1)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)(1)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) ($)(3)	Adjusted EBITDA (in millions) ($)(4)
					Total Shareholder Return ($)(2)	Peer Group Total Shareholder Return ($)(2)
2022	6,970,037	7,196,745	2,422,886	2,465,921	149.26	140.91	835.7	2,220.7
2021	7,283,867	12,134,338	2,701,713	4,321,291	152.34	148.97	618.0	1,919.2
2020	5,039,321	4,489,176	1,891,946	1,868,022	113.85	106.56	204.7	1,662.0

(1)
Amounts represent compensation actually paid to our CEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules. Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2022 ($)	2021 ($)	2020 ($)
Summary Compensation for CEO Worthing F. Jackman	$6,970,037	$7,283,867	$5,039,321
Deduction for Amounts Reported under the “Share Awards” and “Option Awards” Columns in the Summary Compensation Table	$(4,260,047)	$(3,723,139)	$(2,953,395)
Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	5,133,731	6,608,795	2,042,682
Fair Value of Equity Awards Granted during year that Vested during the year	—	—	—
Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	(497,785)	1,954,779	(9,082)
Change in Fair Value of Awards Granted in Prior Years that Vested during year	(207,460)	(34,004)	360,296
Change in Fair Value of Awards that were Forfeited during the year	—	—	—
Change in Dividends or Dividend Equivalents as of Year-End	58,269	44,040	9,354
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—
Compensation Actually Paid for CEO	7,196,745	12,134,338	4,489,176
	2022 ($)	2021 ($)	2020 ($)
Average Summary Compensation for NEOs	2,422,886	2,701,713	1,891,946
Deduction for Amounts Reported under the “Share Awards” and “Option Awards” Columns in the Summary Compensation Table	(1,322,500)	(1,230,434)	(945,346)
Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	1,593,722	2,184,095	653,838
Fair Value of Equity Awards Granted during year that Vested during the year	—	—	—
Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	(164,583)	667,336	54,482
Change in Fair Value of Awards Granted in Prior Years that Vested during year	(82,322)	(15,869)	208,139
Change in Fair Value of Awards that were Forfeited during the year	—	—	—
Change in Dividends or Dividend Equivalents as of Year-End	18,717	14,450	4,962
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—
Average Compensation Actually Paid for NEOs	2,465,921	4,321,291	1,868,022
NEOs included in Average Summary Compensation and average compensation actually paid	Mary Anne Whitney; Darrell W. Chambliss; Patrick J. Shea; James M. Little	Mary Anne Whitney; Darrell W. Chambliss; Patrick J. Shea; James M. Little	Mary Anne Whitney; Darrell W. Chambliss; Patrick J. Shea; James M. Little

(2)
Based on initial investment of $100 and a cumulative Total Shareholder Return of Waste Connections & Dow Jones U.S. Waste & Disposal Services Index.

(3)
All references to “Net income” in this Proxy Statement refer to the financial statement line item “Net income attributable to Waste Connections”.

(4)
Adjusted EBITDA is a non-GAAP measure. This section should be read in conjunction with information presented in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022, under the heading “Non-GAAP Financial Measures”, which includes a reconciliation of the non-GAAP financial measures used in this Proxy Statement to GAAP financial measures.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
NEOs included in Average Summary Compensation and average compensation actually paid	Mary Anne Whitney; Darrell W. Chambliss; Patrick J. Shea; James M. Little	Mary Anne Whitney; Darrell W. Chambliss; Patrick J. Shea; James M. Little	Mary Anne Whitney; Darrell W. Chambliss; Patrick J. Shea; James M. Little

PEO Total Compensation Amount	$ 6,970,037	$ 7,283,867	$ 5,039,321
PEO Actually Paid Compensation Amount	$ 7,196,745	12,134,338	4,489,176
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
Amounts represent compensation actually paid to our CEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules. Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2022 ($)	2021 ($)	2020 ($)
Summary Compensation for CEO Worthing F. Jackman	$6,970,037	$7,283,867	$5,039,321
Deduction for Amounts Reported under the “Share Awards” and “Option Awards” Columns in the Summary Compensation Table	$(4,260,047)	$(3,723,139)	$(2,953,395)
Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	5,133,731	6,608,795	2,042,682
Fair Value of Equity Awards Granted during year that Vested during the year	—	—	—
Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	(497,785)	1,954,779	(9,082)
Change in Fair Value of Awards Granted in Prior Years that Vested during year	(207,460)	(34,004)	360,296
Change in Fair Value of Awards that were Forfeited during the year	—	—	—
Change in Dividends or Dividend Equivalents as of Year-End	58,269	44,040	9,354
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—
Compensation Actually Paid for CEO	7,196,745	12,134,338	4,489,176

Non-PEO NEO Average Total Compensation Amount	$ 2,422,886	2,701,713	1,891,946
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,465,921	4,321,291	1,868,022
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
	2022 ($)	2021 ($)	2020 ($)
Average Summary Compensation for NEOs	2,422,886	2,701,713	1,891,946
Deduction for Amounts Reported under the “Share Awards” and “Option Awards” Columns in the Summary Compensation Table	(1,322,500)	(1,230,434)	(945,346)
Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	1,593,722	2,184,095	653,838
Fair Value of Equity Awards Granted during year that Vested during the year	—	—	—
Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Year-End	(164,583)	667,336	54,482
Change in Fair Value of Awards Granted in Prior Years that Vested during year	(82,322)	(15,869)	208,139
Change in Fair Value of Awards that were Forfeited during the year	—	—	—
Change in Dividends or Dividend Equivalents as of Year-End	18,717	14,450	4,962
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—
Average Compensation Actually Paid for NEOs	2,465,921	4,321,291	1,868,022

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid vs. TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid vs. Adjusted EBITDA
Tabular List [Table Text Block]
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022:
Most Important Financial Performance Measures
Adjusted EBITDA
Return on Invested Capital (ROIC)
Free Cash Flow Per Share (FCFPS)
Operating Income (EBIT)
Operating Income as a Percentage of Revenue (EBIT Margin)
Net Cash Provided by Operating Activities as a Percentage of Revenue (CFFO Margin)
For additional details regarding our most important financial performance measures, please see the discussion in in our Compensation Discussion and Analysis (CD&A) section in this Proxy Statement.

Total Shareholder Return Amount	$ 149.26	152.34	113.85
Peer Group Total Shareholder Return Amount	140.91	148.97	106.56
Net Income (Loss)	$ 835,700,000	$ 618,000,000	$ 204,700,000
Company Selected Measure Amount	2,220.7	1,919.2	1,662.0
PEO Name	Worthing F. Jackman
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(4)
Adjusted EBITDA is a non-GAAP measure. This section should be read in conjunction with information presented in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022, under the heading “Non-GAAP Financial Measures”, which includes a reconciliation of the non-GAAP financial measures used in this Proxy Statement to GAAP financial measures.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital (ROIC)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow Per Share (FCFPS)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income (EBIT)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income as a Percentage of Revenue (EBIT Margin)
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Net Cash Provided by Operating Activities as a Percentage of Revenue (CFFO Margin)
Total Net Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,260,047)	$ (3,723,139)	$ (2,953,395)
Year-end Fair Value of Awards Granted in the Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,133,731	6,608,795	2,042,682
Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(497,785)	1,954,779	(9,082)
Change in Fair Value as of Vesting Date of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(207,460)	(34,004)	360,296
Change in Dividends or Dividend Equivalents as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	58,269	44,040	9,354
Non-PEO NEO [Member] | Total Net Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,322,500)	(1,230,434)	(945,346)
Non-PEO NEO [Member] | Year-end Fair Value of Awards Granted in the Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,593,722	2,184,095	653,838
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(164,583)	667,336	54,482
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(82,322)	(15,869)	208,139
Non-PEO NEO [Member] | Change in Dividends or Dividend Equivalents as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 18,717	$ 14,450	$ 4,962